SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 19:-	SUBSEQUENT EVENTS

On May 9, 2016, Israel Aerospace Industries (IAI) and Formula concluded the purchase of TSG – a subsidiary and the military arm of Ness Technologies, engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The total purchase price in the transaction amounted to $ 51,532 in cash (subject to certain adjustments), with each of IAI and Formula acquiring 50% of TSG for $ 25,766. TSG is a leading provider of core command and control systems to Israel's defense organization, including the Israeli Defense Forces and the Israeli Police.